Leases (Details) - Schedule of Amount Recognzed in the Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amount Recognzed in the Consolidated Balance Sheet [Abstract]
Right-of-use assets	$ 129	$ 202
Lease liabilities, current	95	88
Lease liabilities, non-current	34	184
Total operating lease liabilities	$ 129	$ 272